Agreements and Transactions with Affiliates - Transactions with Affiliates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Sales of natural gas, NGLs and condensate to affiliates	$ 6,269	$ 6,779	$ 13,420
Purchases of natural gas and NGLs from affiliates	5,461	5,981	11,828
Operating and maintenance expense	670	732	773
Transportation, storage and processing to affiliates	647	532	517
Affiliated Entity | Phillips 66
Related Party Transaction [Line Items]
Sales of natural gas, NGLs and condensate to affiliates	909	695	1,960
Purchases of natural gas and NGLs from affiliates	18	0	11
Operating and maintenance expense	2	4	3
Affiliated Entity | Enbridge
Related Party Transaction [Line Items]
Purchases of natural gas and NGLs from affiliates	33	50	88
Operating and maintenance expense	4	6	10
Transportation, storage and processing to affiliates	0	0	14
Affiliated Entity | Unconsolidated Affiliates
Related Party Transaction [Line Items]
Sales of natural gas, NGLs and condensate to affiliates	43	70	70
Purchases of natural gas and NGLs from affiliates	432	368	366
Transportation, storage and processing to affiliates	$ 5	$ 3	$ 12